Revenue - Deferred Revenue (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Less:
Balance at December 31, 2018	$ 69
Nitrogen Fertilizer Segment
Change in Contract with Customer, Liability [Roll Forward]
Balance at January 1, 2018	34
Add:
New prepay contracts entered into during the period, net of adjustments	92
Less:
Revenue recognized that was included in the contract liability balance at the beginning of the period	34
Revenue recognized related to contracts entered into during the period	23
Balance at December 31, 2018	$ 69